Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables.
Schedule of trade and other receivables

	At December 31,
(in thousands of $)	2021	2020	2019
Trade receivable	$28,058	$287	$25,367
Interest receivable	1,325	993	2,338
Other receivable	8,838	5,698	3,880
Total trade and other receivables	$38,221	$6,978	$31,585